SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
20.	SEGMENT REPORTING

Operating segments comprised of the components of an entity in which separate information is available for evaluation by the Company’s Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer, or group of decision makers, in determining how to allocate resources in evaluating performance.

The CODM has determined that the Company consists of a single reporting segment providing Software as a Service, which includes proof of concept and software implementation services.

The accounting policies of the services segment are as described in the summary of significant accounting policies. The CODM evaluates the performance of the services segment based on the Company’s net income (loss) as reported in the Statements of Operations.

The CODM reviews performance based on gross profit, operating profit, and net earnings. Operating profit is reviewed to monitor the operating and administrative expenses of the Company. The Company does not have any operations or sources of revenue outside of the United States. Accordingly, the CODM considers the revenue, operating expenses, and other income (expenses) of our single operating segment as reported on the statement of operations and considers our current and total assets as recorded on the balance sheet. There are no additional expense or asset information that are supplemental to those disclosed in these consolidated financial statements that are regularly provided to the CODM.

20. SEGMENT REPORTING

Operating segments comprised of the components of an entity in which separate information is available for evaluation by the Company’s chief operating decision maker, or group of decision makers, in determining how to allocate resources in evaluating performance.

The Company consists of a single reporting segment providing Software as a Service, which includes proof of concept and software implementation services.

The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The accounting policies of the services segment are as described in the summary of significant accounting policies. The CODM evaluates the performance of the services segment based on the Company’s net income (loss) as reported in the Statements of Operations.

The CODM reviews performance based on gross profit, operating profit, and net earnings. Operating profit is reviewed to monitor the operating and administrative expenses of the Company. The Company does not have any operations or sources of revenue outside of the United States. Accordingly, the CODM considers the revenue, operating expenses, and other income (expenses) of our single operating segment as reported on the statement of operations and considers our current and total assets as recorded on the balance sheet. There are no additional expense or asset information that are supplemental to those disclosed in these consolidated financial statements that are regularly provided to the CODM.